Material accounting policies (Details)	12 Months Ended
Dec. 31, 2025
Right-of-use assets [member]
Statement [Line Items]
Method of depreciation	Straight-line
Depreciation rates	Term of lease
Computers, pharmacy equipment, office equipment, furniture and fixtures [Member]
Statement [Line Items]
Method of depreciation	Straight-line
Depreciation rates	20% to 25%
Leasehold improvements [member]
Statement [Line Items]
Method of depreciation	Straight-line
Depreciation rates	Term of lease